Debt, cash and cash equivalents - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents [abstract]
Long-term debt	€ 14,646	€ 14,248
Short-term debt and current portion of long-term debt	7,026	4,342
Interest rate and currency derivatives used to manage debt	221	112
Total debt	21,893	18,702
Cash and cash equivalents	(6,350)	(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	(30)	(37)
Net debt	15,513	11,008
Lease liabilities	€ 1,904	€ 1,739